Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
18. SUBSEQUENT EVENTS
In January 2022, the Company granted an aggregate of 1,687,669 restricted stock units (“RSUs”) and 900,170 stock options to certain directors, employees and consultants of the Company under the 2021 Equity Incentive Plan. The awards represent the contingent right to receive shares of the Company’s common stock, substantially all of which vest over a four-year period based on continuous service
.